BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 899,806	$ 216,913	$ 51,346
Accounts receivable	313,665	10,781	112,174
Inventory	44,205	33,784	60,229
Deferred financing cost	153,673
Prepaid expenses and other assets	102,511	28,284	25,957
Total Current Assets	1,513,860	289,762	249,706
Goodwill	2,211,805	2,211,805	2,211,805
Total Assets	3,725,665	2,501,567	2,461,511
Current liabilities
Accounts payable	363,544	350,984	427,868
Accrued compensation	730,692	742,465	542,468
Note payable to a related party		550,000	200,000
Deferred revenue		2,998,242	2,998,242
Derivative liability	639,637
Other accrued expenses	190,000	190,000	190,000
Other current liabilities	8,332
Total Current Liabilities	1,932,205	4,831,691	4,358,578
Convertible note payable, net of discount of $661,575 and $0, respectively	488,425
Accrued interest	12,352
Deferred rent	10,752	12,573	14,066
Deferred income taxes	771,000	723,000	659,000
Total Long-term Liabilities	1,282,529	735,573	673,066
Total Liabilities	3,214,734	5,567,264	5,031,644
Commitments and contingencies
Stockholders' (deficit)
Common stock, $0.01 par value; 350,000,000 and 250,000,000 shares authorized; 202,675,382 and 158,280,604 (net of 1,440,000 shares held in treasury) shares issued and outstanding at September 30, 2014 and December 31, 2013, respectively	2,041,154	1,597,206	1,270,503
Treasury stock	(664,600)	(664,600)	(664,600)
Discount on common stock	(819,923)	(819,923)	(819,923)
Additional paid-in capital	71,709,326	67,949,067	67,376,738
Accumulated deficit	(71,755,026)	(71,127,447)	(69,732,851)
Total Stockholders' Deficit	510,931	(3,065,697)	(2,570,133)
Total Liabilities and Stockholders' Deficit	$ 3,725,665	$ 2,501,567	$ 2,461,511